Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents consist of:
Cash	$ 64,096	$ 52,130
Cash equivalents	43,001	79,768
Cash and cash equivalents	$ 107,097	$ 131,898